Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Debt instrument, unamortized discount, current	$ 249,383	$ 225,800	$ 195,162
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,500,000,000	3,500,000,000	3,500,000,000
Common stock, shares, issued	2,552,228,460	2,311,123,860	2,233,741,391
Common stock, shares, outstanding	2,552,228,460	2,311,123,860	2,233,741,391